Significant Accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Principles of consolidation

a)             Principles of consolidation: The consolidated financial statements have been prepared in accordance with U.S. GAAP, which include the accounts of Star Bulk and its wholly owned subsidiaries referred to in Note 1 above. All intercompany balances and transactions have been eliminated on consolidation.

Star Bulk as the holding company determines whether it has controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under ASC 810 “Consolidation”, a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and make financial and operating decisions. Star Bulk consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%), of the voting interest.

Following the provisions of ASC 810 “Consolidation”, the Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a variable interest entity in its consolidated financial statements. The Company’s evaluation did not result in an identification of variable interest entities for the years 2021, 2022 and 2023.

Equity method investments

b)            Equity method investments: Investments in the equity of entities over which the Company exercises significant influence, but does not exercise control are accounted for by the equity method of accounting. Under this method, the Company records such an investment at cost and adjusts the carrying amount for its share of the earnings or losses of the entity subsequent to the date of investment and reports the recognized earnings or losses in income. The Company also evaluates whether a loss in value of an investment that is other than a temporary decline should be recognized. Evidence of a loss in value might include absence of an ability to recover the carrying amount of the investment or inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment. Dividends received reduce the carrying amount of the investment. When the Company’s share of losses in an entity accounted for by the equity method equals or exceeds its interest in the entity, the Company does not recognize further losses, unless the Company has made advances, incurred obligations and made payments on behalf of the entity.

Use of estimates

c)            Use of estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates under different assumptions or conditions.

2.	Significant Accounting policies - (continued):

Comprehensive income/(loss)

d)             Comprehensive income/(loss): The statement of comprehensive income/(loss) presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. Reclassification adjustments are presented out of accumulated other comprehensive income/(loss) on the face of the statement in which the components of other comprehensive income/(loss) are presented or in the notes to the financial statements. The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income/(loss), items of other comprehensive income/(loss) and total comprehensive income/(loss) in two separate and consecutive statements.

Concentration of credit risk

e)           Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and restricted cash, trade accounts receivable and derivative contracts (including freight derivatives, bunker derivatives, interest rate swaps and foreign currency exchange rates swaps). The Company’s policy is to place its cash with financial institutions evaluated as being creditworthy and are therefore exposed to minimal credit risk. The Company may be exposed to credit risk in the event of non-performance by counter parties to derivative contracts. To manage this risk, the Company mainly selects freight derivatives and bunker swaps that clear through reputable clearing houses, such as European Energy Exchange (“EEX”), Singapore Exchange (“SGX”) or Intercontinental Exchange (“ICE”), as the case may be, and limits its exposure in over the counter transactions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which the Company transacts. In addition, the Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition.

Foreign currency transactions

f)             Foreign currency transactions: The functional currency of the Company is the U.S. Dollar since its vessels operate in the international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company’s books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the period are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the consolidated balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are converted into U.S. Dollars at the period-end exchange rates. Resulting gains/(losses) are included in “Interest income and other income/(loss)” in the consolidated income statements.

Cash and cash equivalents

g)             Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less or from which cash is readily available without penalty, to be cash equivalents.

Restricted cash

h)             Restricted cash: Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company’s borrowing arrangements or derivative contracts, which are legally restricted as to withdrawal or use. In the event that the obligation to maintain such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets. Otherwise, they are classified as non-current assets.

2.       Significant Accounting policies - (continued):

Trade accounts receivable, net:

i)              Trade accounts receivable, net: The amount shown as Trade accounts receivable, net, at each balance sheet date, includes receivables from customers, net of any provision for doubtful debts. Pursuant to ASC 326 Financial Instruments - Credit Losses the Company assesses the need for an allowance for credit losses for expected uncollectible accounts receivable. Such allowance is recorded as an offset to accounts receivable in the consolidated balance sheets and changes in such allowance are recorded as provision for doubtful debt in the consolidated income statements. The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when the Company identifies specific charterers with known disputes or collectability concerns. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status and makes judgments about the creditworthiness of charterers based on ongoing credit evaluations. The Company also considers charterer-specific information, current market conditions and reasonable and supportable forecasts of future economic conditions to inform adjustments to historical loss data. For the years ended December 31, 2022 and 2023, the Company’s assessment considered also business and market disruptions caused by Covid-19 and estimates of expected emerging credit and collectability trends. No allowance for credit losses on accounts receivable was recorded as of December 31, 2022 and 2023, based on the Company’s credit losses assessment. On the other hand, the Company wrote-off certain trade receivables by recording a loss on bad debt for the years ended December 31, 2021, 2022 and 2023 of $629, $677 and $300, respectively.

Inventories:

j)             Inventories: Inventories consist of lubricants and bunkers, which are stated at the lower of cost or net realizable value, which is the estimated selling prices less reasonably predictable costs of disposal and transportation. Cost is determined by the first in, first out method. The Company’s evaluation of the need to record inventory adjustments resulted for the years ended December 31, 2022 and 2023 in a “Loss on write-down of inventory” of $17,326 and $9,318, respectively, in the consolidated income statements (nil for the year ended December 31, 2021).

Vessels, net

k)           Vessels, net: Vessels are stated at cost, which consists of the purchase price and any material expenses incurred upon acquisition, such as initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for its initial voyage, less accumulated depreciation and impairment, if any. Certain subsequent expenditures for conversions and major improvements are also capitalized if it is determined that they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Any other subsequent expenditure is expensed as incurred.

The cost of each of the Company’s vessels is depreciated beginning when the vessel is ready for its intended use, on a straight-line basis over the vessel’s estimated remaining economic useful life, after considering the estimated residual value (vessel’s residual value is equal to the product of its lightweight tonnage and estimated scrap rate per ton). Management estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted. The estimated salvage value of each vessel was $0.30 per light weight ton as of December 31, 2021 and 2022. Effective as of January 1, 2023, following management’s reassessment of the residual value of the Company’s vessels, the Company increased the estimated scrap rate per lightweight ton from $0.30 to $0.40. The current value of $0.40 was based on the historical average demolition prices prevailing in the market in the last 20 years. The change in this accounting estimate, which pursuant to ASC 250 “Accounting Changes and Error Corrections” was applied prospectively and did not require retrospective application, decreased the depreciation expense and increased the net income for the year ended December 31, 2023 by $14,809 or $0.15 per basic and diluted share.

2.       Significant Accounting policies - (continued):

Advances for vessels under construction and acquisition of vessels

l)           Advances for vessels under construction and acquisition of vessels: Advances made to shipyards or sellers of shipbuilding contracts during construction periods or advances made to sellers of secondhand vessels to be acquired are classified as “Advances for vessels under construction and acquisition of vessels” until the date of delivery and acceptance of the vessel, at which date they are reclassified to “Vessels and other fixed assets, net.” Advances for vessels under construction also include supervision costs, amounts paid under engineering contracts, and other expenses directly related to the construction of the vessel or the preparation of the vessel for its initial voyage. Interest cost incurred during the construction period of the vessels is also capitalized and included in the vessels’ cost.

Fair value of above/below market acquired time charters

m)          Fair value of above/below market acquired time charters: The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired. Where vessels are acquired with existing time charters, the Company determines the present value of the difference between: (i) the contractual charter rate and (ii) the market rate for a charter of equivalent duration prevailing at the time the vessels are delivered. In discounting the charter rate differences in future periods, the Company uses its weighted average cost of capital adjusted to account for the credit quality of the counterparties, as deemed necessary. The cost of the acquisition is allocated to the vessel and the in-place time charter attached on the basis of their relative fair values. Such intangible asset or liability is recognized ratably as an adjustment to revenues over the remaining term of the assumed time charter.

Impairment of long-lived assets

n)            Impairment of long-lived assets: The Company follows the Accounting Standards Codification (“ASC”) Subtopic 360-10, “Property, Plant and Equipment” (“ASC 360-10”), which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts. If indicators of impairment are present, the Company performs an analysis of the anticipated undiscounted future net operating cash flows for each asset over the estimated remaining useful life of each Company’s vessel. Various factors including future charter rates, an estimate of an additional daily revenue for each scrubber-fitted vessel net of brokerage and address commissions, estimated vessel’s residual value, vessel’s utilization, expected technical off-hire days, vessel’s expected maintenance costs (for dry docking and special surveys), vessel operating expenses and management fees are included in this analysis. If the carrying value of the related vessel exceeds the undiscounted cash flows, the carrying value is reduced to its estimated fair value and the difference is recorded under “Impairment loss” in the consolidated income statements.

2.       Significant Accounting policies - (continued):

Vessels held for sale

 o)          Vessels held for sale: The Company classifies a vessel as being held for sale when all of the following criteria, enumerated under ASC 360 “Property, Plant, and Equipment”, are met: (i) management has committed to a plan to sell the vessel; (ii) the vessel is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the vessel have been initiated; (iv) the sale of the vessel is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the vessel is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. The resulting difference, if any, is recorded under “Impairment loss” in the consolidated income statement. The vessels are not depreciated once they meet the criteria to be classified as held for sale. As of December 31, 2023, one of the Company’s vessels met the criteria to be classified as held for sale (Note 5).

Evaluation of purchase transactions

p)          Evaluation of purchase transactions: When the Company enters into an acquisition transaction, it determines whether the acquisition transaction was a purchase of an asset or a business based on the facts and circumstances of the transaction. In accordance with Business Combinations (Topic 805): Clarifying the Definition of a Business, if substantially all of the fair value of the gross assets acquired in an acquisition transaction are concentrated in a single identifiable asset or group of similar identifiable assets, then the set is not a business. To be considered a business, a set must include an input and a substantive process that together significantly contribute to the ability to create an output. All assets acquired and liabilities assumed in a business combination are measured at their acquisition-date fair values. For asset acquisitions, the cost of the acquisition is allocated to individual assets and liabilities on a relative fair value basis. Acquisition costs associated with business combinations are expensed as incurred. Acquisition costs associated with asset acquisitions are capitalized.

Financing costs

q)            Financing costs: Fees paid to lenders or required to be paid to third parties on the lenders’ behalf for obtaining new loans, senior notes, for refinancing or amending existing loans or securing leases, are required to be presented on the balance sheet as a direct deduction from the carrying amount of that debt liability, similar to debt discounts. These costs are amortized as interest and finance costs using the effective interest rate method over the duration of the related debt. Any unamortized balance of costs relating to debt repaid or refinanced that meet the criteria for Debt Extinguishment (see Subtopic 470-50), is expensed in the period in which the repayment is made or refinancing occurs. Any unamortized balance of costs relating to debt refinanced that do not meet the criteria for Debt Extinguishment, are amortized over the term of the refinanced debt. Other fees incurred for obtaining loan facilities whose committed loans have not been drawn on or before the balance sheet date are recorded under “Other non-current assets” or “Other Current assets”, as applicable, and are reclassified as a direct deduction from the carrying amount of the loan facilities once financing takes place.

2.	Significant Accounting policies - (continued):

Share based compensation

r)             Share based compensation: Share based compensation represents the cost of shares and share options granted to employees, executive officers and to directors, for their services, and is included in “General and administrative expenses” in the consolidated income statements. The shares are measured at their fair value equal to the market value of the Company’s common shares on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and the total fair value of such shares is expensed on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and a total fair value of such shares is recognized using the accelerated attribution method, which treats an award with multiple vesting dates as multiple awards and results in a front-loading of the costs of the award. Further, the Company accounts for restricted share award forfeitures upon occurrence.

Awards of restricted shares, restricted share units or share options that are subject to performance conditions are also measured at their fair value, which is equal to the market value of the Company’s common shares on the grant date. If the award is subject only to performance conditions, compensation cost is recognized only if the performance conditions are satisfied. For awards that are subject to performance conditions and future service conditions, if it is probable that the performance condition for these awards will be satisfied, the compensation cost in respect of these awards is recognized over the requisite service period. If it is initially determined that it is not probable that the performance conditions will be satisfied and it is later determined that the performance conditions are likely to be satisfied (or vice versa), the effect of the change in estimate is retroactively accounted for in the period of change by recording a cumulative catch-up adjustment to retroactively apply the new estimate. If the award is forfeited because the performance condition is not satisfied, any previously recognized compensation cost is reversed.

Dry docking and special survey expenses	s) Dry docking and special survey expenses: Dry docking and special survey expenses are expensed when incurred.
2.	Significant Accounting policies - (continued):

Accounting for revenue and related expenses

t)            Accounting for revenue and related expenses: The Company primarily generates its revenues from time charter agreements and voyage charter agreements. Under a time charter agreement, a contract is entered into for the use of a vessel for a specific period of time and a specified daily fixed or index-linked charter hire rate. An index-linked rate usually refers to freight rate indices issued by the Baltic Exchange, such as the Baltic Capesize Index and the Baltic Panamax Index. Under a voyage charter agreement, a contract is made in the spot market for the use of a vessel for a specific voyage to transport a specified cargo at an agreed upon freight rate per ton or occasionally a lump sum amount. Under a voyage charter agreement, the charter party generally has a minimum amount of cargo and the charterer is liable for any short loading of cargo or “dead” freight. A voyage charter agreement generally has standard payment terms of 90% freight to be paid upon completion before commencing of discharge and the balance freight is usually settled within 30 days after agreeing laytime calculations. A minor part of the Company’s revenues is also generated from pool arrangements, according to which the amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool (based on the vessel’s age, design, consumption and other performance characteristics) as well as the time each vessel has spent in the pool. For those vessels that operated under the pool arrangements during the years ended December 31, 2021, 2022 and 2023 the Company considers itself the principal, primarily because of its control over the service to be transferred for the charterer under those charterparties and therefore related revenues and expenses are presented gross.

The Company determined that its time charter agreements are considered operating leases and therefore fall under the scope of ASC 842 Leases (“ASC 842”) because, (a) the vessel is an identifiable asset, (b) the Company does not have substitution rights and (c) the charterer has the right to control the use of the vessel during the term of the contract and derives economic benefits from such use. The duration of the contracts that the Company enters into depends on the market conditions, with the duration decreasing during weak market conditions. During 2021, 2022 and 2023 the majority of the Company’s time charter contracts did not exceed the period of 12 months, including optional extension periods. Time charter revenues are recognized on a straight-line basis over the term of the respective time charter agreement for which the performance obligations are satisfied beginning when the vessel is delivered to the charterer until it is redelivered back to the Company. Time charter agreements may include ballast bonus payments made by the charterer which serve as compensation for the ballast trip of the vessel to the delivery port, which are deferred and also recognized on a straight line basis over the charter period. Time charter agreements may also include variable consideration that is not dependent on an index or a rate, such as additional revenue earned from charterers of scrubber-fitted vessels due to the fuel cost savings that these vessels provide, which is recognized as revenue in the period in which the respective bunker quantity is actually consumed.

During the time charter agreements, the Company is responsible for operating and maintaining the vessel and such costs are included in “Vessel operating expenses” in the consolidated income statements. The time charter hire rate received includes compensation for these costs, such as crewing expenses, repairs and maintenance and insurance. The Company, making use of the practical expedient for lessors, has elected not to separate the lease and non-lease components included in the time charter revenue but rather to recognize lease revenue as a combined single lease component for all time charter contracts as the related lease component and non-lease component have the same timing and pattern of transfer (i.e., both the lease and non-lease components are earned with the passage of time) and the predominant component is the lease. Under time charter agreements, voyage costs, such as fuel and port charges are borne and paid by the charterer. Time charter revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured.

2.	Significant Accounting policies - (continued):

t)              Accounting for revenue and related expenses - ( continued ):

The Company has determined that its voyage charter agreements do not contain a lease because the charterer under such contracts does not have the right to control the use of the vessel since the Company, as the ship-owner, retains control over the operations of the vessel, provided also that the terms of the voyage charter are pre-determined, and any change requires the Company’s consent and are therefore considered service contracts that fall under the provisions of ASC 606 “Revenue from contracts with customers”. The Company accounts for a voyage charter when all the following criteria are met: (i) the parties to the contract have approved the contract in the form of a written charter agreement or fixture recap and are committed to perform their respective obligations, (ii) the Company can identify each party’s rights regarding the services to be transferred, (iii) the Company can identify the payment terms for the services to be transferred, (iv) the charter agreement has commercial substance (that is, the risk, timing, or amount of the future cash flows is expected to change as a result of the contract) and (v) it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the services that will be transferred to the charterer. The majority of revenue from voyage charter agreements is usually collected in advance. The Company has determined that there is one single performance obligation for each of its voyage contracts, which is to provide the charterer with an integrated transportation service within a specified time period. In addition, the Company has concluded that a contract for a voyage charter meets the criteria to recognize revenue over time because the charterer simultaneously receives and consumes the benefits of the Company’s performance as the Company performs. Therefore, since the Company’s performance obligation under each voyage contract is met evenly as the voyage progresses, revenue is recognized on a straight line basis over the voyage days from the loading of cargo to its discharge.

Demurrage income, which is considered a form of variable consideration, is included in voyage revenues, and represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements. Demurrage income for the years ended December 31, 2021, 2022 and 2023 was not material.

Under voyage charter agreements, all voyage costs are borne and paid by the Company. Voyage expenses consist primarily of brokerage commissions, bunker consumption, port and canal expenses and agency fees related to the voyage. All voyage costs are expensed as incurred with the exception of the contract fulfilment costs that are incurred from the later of the end of the previous vessel employment and the contract date and until the commencement of loading the cargo on the relevant vessel, which are capitalized to the extent the Company, in its reasonable judgement, determines that they (i) are directly related to a contract, (ii) will be recoverable and (iii) enhance the Company’s resources by putting the Company’s vessel in a location to satisfy its performance obligation under a contract, pursuant to the provisions of ASC 340-40 “Other assets and deferred costs”. These capitalized contract fulfilment costs are recorded under “Other current assets” in the consolidated balance sheets and are amortized on a straight-line basis as the related performance obligations are satisfied.

Fair value measurements

u)           Fair value measurements: The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” that define and provide guidance as to the measurement of fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy (Note 18).

2.       Significant Accounting policies - (continued):

Earnings / (loss) per share

v)            Earnings / (loss) per share: Basic earnings or loss per share is calculated by dividing net income or loss available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects the impact of restricted shares or stock options, if any, under the treasury stock method unless their impact is anti-dilutive (Note 12).

Segment reporting

w)            Segment reporting: The Company reports financial information and evaluates its operations and operating results by total charter revenues and not by the type of vessel, length of vessel employment, customer or type of charter. As a result, the Company’s management, including its Chief Executive Officer, who is the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus, the Company has determined that it operates under one reportable segment, that of operating dry bulk vessels. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide, subject to restrictions as per the charter agreement, and, as a result, the disclosure of geographic information is impracticable.

Leases

x)             Leases: The Company, as lessee, recognizes assets and liabilities on the balance sheet for the rights and obligations created by all leases with a term of more than 12 months. For lessees, leases are classified as either finance or operating, with classification affecting the pattern of expense recognition on the income statement. ASC 842 requires lessors to classify leases as sales-type, direct financing, or operating leases. All leases that are not sales-type leases or direct financing leases (i.e., that in effect neither transfer control of the underlying asset to the lessee nor transfer substantially all of the risks and benefits of the underlying asset to the lessee) are operating leases. Refer to Note 2(t) for the lease arrangements with the Company acting as lessor.

2.       Significant Accounting policies - (continued):

   x)       Leases – (continued):

The following are types of contracts with the Company acting as lessee:

A)	Time charter-in agreements that the Company from time to time enters into for third-party vessels to increase its operating capacity in order to satisfy its clients’ needs which have been determined to be operating leases. The duration of these contracts may vary with the vast majority not exceeding 12 months, as of December 31, 2022 and 2023. The assets and liabilities recognized in respect of the time charter–in agreements with an initial term exceeding 12 months (which includes periods covered by options to extend if the Company is reasonably certain to exercise that option) that correspond to the underlying rights and obligations, are presented within “Operating leases, right-of-use assets” and “Operating lease liabilities”, respectively, in the consolidated balance sheets. The Company has elected to use the practical expedient of ASC 842 that allows for time charter-in contracts with an initial term of 12 months or less to be excluded from the operating lease right-of use assets and the corresponding lease liabilities recognition on the consolidated balance sheet. Further, the Company has also elected the practical expedient to combine lease and non-lease component. The Company continues to recognize the lease payments for all charter-in operating leases under “Charter-in hire expenses” in the consolidated income statements on a straight-line basis over the lease term. Revenues generated from those charter-in vessels are included in “Voyage revenues” in the consolidated income statements (Note 6a).

B)	Sale and lease back transactions which involve a purchase obligation (or a purchase option that is reasonably certain, at inception, that will be exercised) and are therefore treated as a failed sale or merely a financing arrangement, and therefore are not within the scope of sale and leaseback accounting under ASC 842. In such cases the Company does not derecognize the corresponding leased vessels and continues to present these at their net book values within “Vessels and other fixed assets, net” on its consolidated balance sheets, while the financing liability is presented in “Lease financing” in the Company’s consolidated balance sheets. Depreciation attributable to the vessels that are subject to financing under sale and lease back transactions is included within “Depreciation” in the consolidated income statements while the corresponding interest expense on the lease financing arrangement is included within “Interest and finance costs” in the consolidated income statements. All of the Company’s lease financing agreements as of December 31, 2022 and 2023 were of this type. Please refer to Note 7 for the description of the nature of these lease financing agreements, general terms, covenants included, any variable payments, if any, as well as the purchase options and/or obligations they provide for.

2.       Significant Accounting policies - (continued):

          x)       Leases – (continued):

C)	Other long-term bareboat charter-in agreements that the Company from time to time may enter into which meet the transfer of ownership criterion under ASC 842 (either involve a purchase obligation or a purchase option that is reasonably certain, at inception, that will be exercised) and are therefore classified as finance leases. In such cases the Company recognizes a right-of-use asset for each bareboat charter-in vessel reflected within “Vessels and other fixed assets, net” and a corresponding lease liability being reflected within “Lease financing” in the consolidated balance sheets. The amortization of the right-of-use asset attributable to this type of lease arrangements is included within “Depreciation” in the consolidated income statement while the corresponding interest expense on the lease financing is included within “Interest and finance costs” in the consolidated income statement. None of the Company’s bareboat charter-in agreements were of this type as of December 31, 2022 and 2023.

D)	Office rental arrangements: that the Company enters into, which it has determined to be operating leases. The office spaces that the Company leases are mostly located in Greece, Cyprus and Singapore. Payments under these arrangements are fixed with no variable payments. The assets and liabilities recognized in respect of these agreements that correspond to the underlying rights and obligations are presented within “Operating leases, right-of-use assets” and “Operating lease liabilities” in the consolidated balance sheets (Note 6b). The lease expenses attributable to these leases are recognized on a straight-line basis over the lease term and are recorded in “General and administrative expenses” in the consolidated income statements.

2.       Significant Accounting policies - (continued):

Derivatives & Hedging

y)            Derivatives & Hedging:

i)       Interest rate swaps and foreign currency exchange rates swaps:

The Company enters into derivative and from time to time into non-derivative financial instruments to manage risks related to fluctuations of interest rates (Note 18) and foreign currency exchange rates.

All derivatives are recorded on the Company’s balance sheet as assets or liabilities and are measured at fair value. The valuation of interest rate swaps is based on Level 2 observable inputs of the fair value hierarchy, such as interest rate curves. The changes in the fair value of derivatives not qualifying for hedge accounting are recognized in earnings. Cash inflows/outflows attributed to derivative instruments are reported within cash flows from operating activities in the consolidated statements of cash flows.

For the purpose of hedge accounting, hedges are classified as:

•	fair value hedges, when hedging the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, which in each case is attributable to a particular risk, including foreign currency risk;
•	cash flow hedges, when hedging exposure to variability in cash flows that is either attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction that could affect earnings; or
•	hedges of a net investment in a foreign operation. This type of hedge is not used by the Company.

In case the instruments are eligible for hedge accounting, at the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the risk being hedged and how the Company will assess the hedging instrument’s effectiveness in offsetting exposure to changes in the hedged item’s cash flows or fair value attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows or fair value and are assessed at each reporting date to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated.

Fair value hedges

A fair value hedge is a hedge of the exposure to changes in the fair value of a recognized asset or liability, or of an unrecognized firm commitment, which in each case is attributable to a particular risk.

The change in the fair value of a hedging instrument is recognized in the consolidated income statement. The change in the fair value of the hedged item attributable to the risk hedged is recorded as part of the carrying value of the hedged item and is also recognized in the consolidated income statement.

For fair value hedges, in which a non-derivative is used as hedging instrument for foreign currency risk of unrecognized firm commitments, the hedging instrument is re- measured based on the movement in functional currency cash flows attributable to the change in spot exchange rates between the functional currency and the currency in which the non-derivative hedging instrument is denominated. An asset or liability is recorded for the unrecognized firm commitment, which equals the foreign exchange gain or loss that is recorded in earnings as a result of the hedge relationship. The resulting asset or liability will eventually be treated as part of the consideration when the firm commitment is recognized.

2.       Significant Accounting policies - (continued):

          y)   Derivatives & Hedging – (continued):

                 i)       Interest rate swaps and foreign currency exchange rates swaps – (continued):

Cash Flow hedges

A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction that could affect earnings. For derivatives designated as cash flow hedges, the effective portion of the changes in their fair value is recorded in “Accumulated other comprehensive income / (loss)” and is subsequently recognized in earnings when the hedged items impact earnings, while the ineffective portion, if any, is recognized immediately in current period earnings under “Gain/(loss) on interest rate swaps, net” in the consolidated income statements (Note 18).

Discontinuation of hedge relationships

The Company discontinues prospectively cash flow or fair value hedge accounting if the hedging instrument expires or is sold, terminated or exercised and it no longer meets all the criteria for hedge accounting or if the Company de-designates the instrument as a cash flow or fair value hedge. As part of a cash flow hedge, at the time the hedging relationship is discontinued, any cumulative gain or loss on the hedging instrument recognized in equity remains in equity until the forecasted transaction occurs or until it becomes probable of not occurring. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in earnings. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is reclassified and recognized in earnings for the year. As part of a fair value hedge, if the hedged item is derecognized, the unamortized fair value is recognized immediately in earnings.

ii)       Forward Freight Agreements and Bunker Swaps:

In addition, when deemed appropriate from a risk management perspective, the Company takes positions in forward freight agreements (“FFAs”). Generally, FFAs and other derivative instruments may be used to hedge a vessel owner’s exposure to the charter market for a specified route and period of time. Upon settlement, if the contracted charter rate is less than the average of the rates for the specified route and time period, as reported by the identified index, the seller of the FFA is required to pay the buyer the settlement sum, being an amount equal to the difference between the contracted rate and the settlement rate, multiplied by the number of days in the specified period covered by the FFA. Conversely, if the contracted rate is greater than the settlement rate, the buyer is required to pay the seller the settlement sum. The Company’s FFAs are settled mainly through reputable exchanges such as EEX or SGX so as to limit the Company’s exposure in over-the-counter transactions. FFAs are intended to serve as an economic hedge for the Company’s vessels that are being chartered in the spot market, effectively locking-in an approximate amount of revenue that the Company expects to receive from such vessels for the relevant periods. The fair value of the FFAs are treated as an asset or liability (Level 1) until they are settled with the change in fair value being reflected in the consolidated income statements. The Company’s FFAs do not qualify for hedge accounting and therefore gains or losses are recognized in the consolidated income statements under “(Gain)/Loss on forward freight agreements and bunker swaps, net” (Note 18).

Also, when deemed appropriate from a risk management perspective, the Company enters into bunker swap contracts to manage its exposure to fluctuations of bunker prices associated with the consumption of bunkers by its vessels. Bunker swaps are agreements between two parties to exchange cash flows at a fixed price on bunkers, where volume, time period and price are agreed in advance. The Company’s bunker swaps are settled through reputable clearing houses, such as ICE. The Company measures the fair value of all open positions at each reporting date which is the estimated amount that the Company would receive or pay to terminate the swaps at the reporting date (Level 1). The Company’s bunker swaps do not qualify for hedge accounting and therefore gains or losses are recognized in the consolidated income statements under “(Gain)/Loss on forward freight agreements and bunker swaps, net” (Note 18).

2.       Significant Accounting policies - (continued):

  y)   Derivatives & Hedging – (continued):

iii)        Foreign currency forward contracts:

When deemed appropriate from a risk management perspective, the Company enters into forward contracts to hedge against the effect of exchange rate fluctuations on cash flows denominated in foreign currencies. Foreign currency forward contracts are agreements entered into with a bank to exchange, at a specified future date, currencies of different countries at a specific rate. Foreign currency forward contracts are recorded on the Company’s balance sheet as assets or liabilities and are measured at fair value. The valuation of forward contracts is based on Level 2 observable inputs of the fair value hierarchy, such as forward foreign exchange rate curves. The effective portion of the unrealized gains/losses from those contracts that meet the hedge accounting criteria as cash flow hedges is recorded in Other Comprehensive Income / (Loss). The settlement of these derivatives will result in reclassifications (from accumulated other comprehensive income) to earnings in the period during which the hedged transactions affect earnings. The Company may de-designate these cash flow hedge relationships in advance of the occurrence of the forecasted transaction. The portion of gains or losses on the derivative instrument previously accumulated in other comprehensive income for de-designated hedges remains in accumulated other comprehensive income until the forecasted transaction occurs. The changes in the fair value of derivatives not qualifying for hedge accounting are recognized in earnings. Cash inflows/outflows attributed to foreign currency forward derivative instruments, if any, are reported within cash flows from operating activities in the consolidated statements of cash flows.

Taxation

z)           Taxation: The Company follows the provisions of ASC 740-10, “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in income taxes by prescribing the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740-10 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Offering costs

aa)           Offering costs: Expenses directly attributable to an equity offering are deferred and are either presented against paid-in capital when the offering is completed or are written-off and charged to earnings when it is probable that the offering will be aborted.

Share repurchases

ab)          Share repurchases: The Company records the repurchase of its common shares at cost. Until their retirement these common shares are classified as treasury stock, which is a reduction to shareholders’ equity. Treasury shares are included in authorized and issued shares but excluded from outstanding shares.

Recent Issued Accounting Pronouncements Not Yet Adopted

 In November 2023, the FASB issued ASU 2023-07, Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 expands reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, and an amount and description of its composition for other segment items and interim disclosures of a reportable segment’s profit or loss and assets. ASU 2023-07 also requires that all segment-related disclosures required by FASB Topic 280 (Segment Reporting) be made by entities that have a single reportable segment. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024 and early adoption is permitted. The Company is currently evaluating the potential impact of ASU 2023-07 on its consolidated financial statements.